Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Restricted Net Assets [Abstract]
PRC statutory accounts	10.00%
General reserve fund	50.00%
Restricted net assets	¥ 225,673	$ 32,271	¥ 273,796